PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	As of December 31,
	2015	2016
Vehicles	4,182,308,204	5,926,576,864
In-car equipment	26,640,939	37,670,565
Building	—	55,587,304
Leasehold improvements	25,545,379	32,752,237
Software	11,835,395	12,211,763
Office furniture and equipment	27,302,112	33,463,933

Property and equipment subject to depreciation	4,273,632,029	6,098,262,666
Less: accumulated depreciation	(712,036,846)	(1,127,934,340)

Subtotal	3,561,595,183	4,970,328,326
Construction in progress	535,022,537	753,240,849
Property and equipment, net	4,096,617,720	5,723,569,175